Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2020
Supplemental Information on Oil and Gas Producing Activities (Unaudited) [Abstract]
Schedule of supplemental information

Results of Operations	March 31, 2020	March 31, 2019

Sales	$-	$-
Lease operating costs	-	-
Depletion, accretion and impairment	-	-

	$-	$-

Estimated Quantities of Proved Reserves	March 31, 2020	March 31, 2019

Proved Developed, Producing	17	-
Proved Developed, Non-Producing	-	-
Total Proved Developed	-	-
Proved Undeveloped	-	-
Total Proved	17	-

Standardized Measure of Discounted Future Net Cash Flow	March 31, 2020	March 31, 2019

Future gross revenue	$767	$-
Less: Future production tax expense	(35)	-
Future gross revenue after production taxes	732	-
Less: Future operating costs	(565)
Less: Development costs	(295)
Future net income (loss) before taxes	(128)
10% annual discount for estimated timing of cash flows	40	-
Standardized measure of discounted future net cash flows (PV10)	$(88)	$-

Change in Standardized Measure of Discounted Future Net Cash Flow	March 31, 2020	March 31, 2019

Balance - beginning	$-	$-
Net changes in prices and production costs	(412)	-
Net changes in future development costs	(203)	-
Sales of oil and gas produced, net	-	-
Extensions, discoveries and improved recovery	-	-
Purchases of reserves	527	-
Sales of reserves	-	-
Revisions of previous quantity estimates	-	-
Previously estimated development costs incurred	-	-
Net change income taxes	-	-
Accretion of discount	-	-
Balance - ending	$(88)	$-